Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
The components of (provision for) benefit from income taxes

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Current tax	(129,127)	(180,613)	(29,970)
Deferred tax	(52,548)	(40,090)	50,595

Total	(181,675)	(220,703)	20,625

The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate

Year ended December 31 (in thousands)	2011 EUR	%	2010 EUR	%	2009 EUR	%

Income (loss) before Income taxes	1,648,635	100.0	1,242,523	100.0	(171,550)	100.0
Income tax (provision) benefit based on the Company’s domestic rate	(412,159)	25.0	(316,843)	25.5	43,745	25.5
Effects of tax rates in foreign jurisdictions	39,797	(2.4)	35,865	(2.9)	18,482	10.8
Adjustments in respect of changes in the applicable tax rate [1]	-	-	(569)	0.1	-	-
Adjustment in respect of tax incentives	180,096	(10.9)	66,881	(5.4)	-	-
Adjustments in respect of prior years’ current taxes	9,097	(0.6)	25,648	(2.1)	(36,267)	(21.2)
Other credits and non-taxable items	1,494	(0.1)	(31,685)	2.6	(5,335)	(3.1)

(Provision for) benefit from income taxes shown in the consolidated statements of operations	(181,675)	11.0	(220,703)	17.8	20,625	12.0

1	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.

Income taxes recognized directly in equity (including other comprehensive income)

Income tax recognized in equity (in thousands)	2011 EUR	2010 EUR	2009 EUR

Current tax
Derivative financial instruments[1]	6,257	8,262	-
Share-based payments	11	(106)	-
Deferred tax
Derivative financial instruments[1]	-	-	813
Share-based payments	-	-	(1,954)

Total income tax recognized in equity	6,268	8,156	(1,141)

1	Recognized directly in Other Comprehensive Income.

The deferred tax position and liability for unrecognized tax benefits recorded on the balance sheet

As of December 31 (in thousands)	2011 EUR	2010 EUR

Liability for unrecognized tax benefits	(155,432)	(162,066)
Deferred tax position	137,946	193,587

Total	(17,486)	31,521

Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance, January 1	162,066	133,270
Gross increases – tax positions in prior period	11,121	8,574
Gross decreases – tax positions in prior period	(24,566)	(1,075)
Gross increases – tax positions in current period	21,258	24,690
Settlements	(10,403)	(3,393)
Lapse of statute of limitations	(4,044)	-

Total liability for unrecognized tax benefits	155,432	162,066
Less: current portion of liability for unrecognized tax benefits	-	18,158
Non-current portion of liability for unrecognized tax benefits	155,432	143,908

The changes in deferred income tax assets and liabilities

Changes in deferred tax assets and liabilities (in thousands)	2011 EUR	2010 EUR

Balance, January 1	193,587	194,486
Consolidated Statements of Operations	(59,539)	(11,943)
Exchange differences	3,898	11,044

Balance, December 31	137,946	193,587

Deferred tax position

As of December 31 (in thousands)	2011 EUR	2010 EUR

Deferred tax assets – current	120,720	134,429
Deferred tax assets – non-current	38,735	71,008
Total deferred tax assets	159,455	205,437
Deferred tax liabilities – current	(214)	(65)
Deferred tax liabilities – non-current	(21,295)	(11,785)
Total deferred tax liabilities	(21,509)	(11,850)

Total	137,946	193,587

The composition of deferred tax assets and liabilities in the consolidated financial statements

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2011 EUR

Capitalized research and development expenditures	27,239	5,501	1,634	34,374
Inventories	71,124	(35,813)	509	35,820
Deferred revenue	10,890	11,746	1,256	23,892
Provisions	21,828	(7,463)	150	14,515
Installation and warranty reserve	8,092	98	582	8,772
Tax effect carry-forward losses	27,756	(18,695)	(1,326)	7,735
Fixed assets	4,386	1,872	237	6,495
Restructuring and impairment	6,074	(1,063)	135	5,146
Alternative minimum tax credits[1]	4,658	112	258	5,028
Bilateral advance pricing agreement [2]	7,993	(6,583)	16	1,426
Share-based payments	1,678	(808)	80	950
Other temporary differences	13,719	936	647	15,302

Total	205,437	(50,160)	4,178	159,455

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities Composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2011 EUR

Fixed assets	(9,661)	(9,175)	(272)	(19,108)
Borrowing costs	(1,231)	(323)	-	(1,554)
Other temporary differences	(958)	119	(8)	(847)

Total	(11,850)	(9,379)	(280)	(21,509)

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2010 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2010 EUR

Capitalized research and development expenditures	33,248	(7,504)	1,495	27,239
Inventories	35,757	34,155	1,212	71,124
Deferred revenue	4,235	6,475	180	10,890
Provisions	12,422	8,671	735	21,828
Installation and warranty reserve	3,745	4,137	210	8,092
Tax effect carry-forward losses	107,060	(84,794)	5,490	27,756
Fixed assets	13,390	(9,244)	240	4,386
Restructuring and impairment	8,004	(2,572)	642	6,074
Alternative minimum tax credits[1]	2,896	1,588	174	4,658
Bilateral advance pricing agreement[2]	14,390	(6,778)	381	7,993
Share-based payments	4,797	(3,488)	369	1,678
Other temporary differences	12,723	(916)	1,912	13,719

Total	252,667	(60,270)	13,040	205,437

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities Composition of temporary differences (in thousands)	January 1, 2010 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2010 EUR

Temporary depreciation investments	(36,293)	36,293	-	-
Fixed assets	(7,354)	(1,741)	(566)	(9,661)
Brion intellectual property	(6,888)	7,981	(1,093)	-
Transfer pricing	(2,986)	3,237	(251)	-
Borrowing costs	(2,716)	1,485	-	(1,231)
Other temporary differences	(1,944)	1,072	(86)	(958)

Total	(58,181)	48,327	(1,996)	(11,850)